Subsidiaries - Summary of Condensed Financial Information Of Major Subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Kookmin Bank
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 562,887,180		₩ 530,012,853
Liabilities	[1]	524,859,860		493,464,126
Equity	[1]	38,027,320		36,548,727
Operating revenue	[1]	51,497,328		45,032,120
Profit (loss) for the year	[1]	3,251,759		3,261,499
Total comprehensive income (loss) for the year	[1]	3,408,978		3,889,625
KB Securities Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	63,384,389		61,266,990
Liabilities	[1],[2]	56,498,405		54,967,833
Equity	[1],[2]	6,885,984		6,299,157
Operating revenue	[1],[2]	10,736,175		11,580,526
Profit (loss) for the year	[1],[2]	585,682		389,618
Total comprehensive income (loss) for the year	[1],[2]	630,103		389,602
KB Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	40,776,375		37,716,952
Liabilities	[1],[2]	34,982,351		31,470,770
Equity	[1],[2]	5,794,024		6,246,182
Operating revenue	[1],[2]	12,818,501		11,861,602
Profit (loss) for the year	[1],[2]	839,494		713,281
Total comprehensive income (loss) for the year	[1],[2]	(125,414)		878,499
KB Kookmin Card Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	30,541,628		29,365,575
Liabilities	[1]	25,236,827		24,545,752
Equity	[1]	5,304,801		4,819,823
Operating revenue	[1]	4,428,688		4,205,146
Profit (loss) for the year	[1]	402,715		351,133
Total comprehensive income (loss) for the year	[1]	437,030		307,336
KB Life Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2],[3],[4]	34,047,554		31,953,218
Liabilities	[1],[2],[3],[4]	30,984,400		28,050,932
Equity	[1],[2],[3],[4]	3,063,154		3,902,286
Operating revenue	[1],[2],[3],[4]	2,821,601		2,557,861
Profit (loss) for the year	[1],[2],[3],[4]	164,272		84,756
Total comprehensive income (loss) for the year	[1],[2],[3],[4]	(906,210)		500,647
KB Asset Management Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	414,942		377,919
Liabilities	[1]	120,224		109,645
Equity	[1]	294,718		268,274
Operating revenue	[1]	246,184		204,202
Profit (loss) for the year	[1]	66,500		61,525
Total comprehensive income (loss) for the year	[1]	67,757		61,756
KB Capital Co.,Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	18,115,495		16,560,800
Liabilities	[1],[2]	15,654,177		14,300,771
Equity	[1],[2]	2,461,318		2,260,029
Operating revenue	[1],[2]	2,620,487		2,295,471
Profit (loss) for the year	[1],[2]	222,041		186,505
Total comprehensive income (loss) for the year	[1],[2]	225,609		182,075
KB Real Estate Trust Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		1,113,466	[1]	859,408
Liabilities		627,898	[1]	573,348
Equity		485,568	[1]	286,060
Operating revenue		139,656	[1]	148,763
Profit (loss) for the year		(113,332)	[1]	(84,073)
Total comprehensive income (loss) for the year		(113,652)	[1]	(84,476)
KB Savings Bank Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		2,575,739		2,661,999
Liabilities		2,393,523		2,468,223
Equity		182,216		193,776
Operating revenue		225,173		234,197
Profit (loss) for the year		(11,366)		(90,568)
Total comprehensive income (loss) for the year		(11,560)		(90,430)
KB Investment Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	1,529,823		1,544,836
Liabilities	[1]	1,245,883		1,265,361
Equity	[1]	283,940		279,475
Operating revenue	[1]	215,834		154,287
Profit (loss) for the year	[1]	4,368		9,187
Total comprehensive income (loss) for the year	[1]	4,466		9,188
KB Data System Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	62,270		61,508
Liabilities	[1]	40,219		40,616
Equity	[1]	22,051		20,892
Operating revenue	[1]	241,652		230,825
Profit (loss) for the year	[1]	1,978		125
Total comprehensive income (loss) for the year	[1]	₩ 1,149		₩ (1,594)

[1]	Financial information is based on its consolidated financial statements.
[2]	Includes fair value adjustments arising from the acquisition.
[3]	Prudential Life Insurance Company of Korea Ltd. and KB Life Insurance Co., Ltd, which were subsidiary companies, have merged in January 2023.
[4]	Prudential Life Insurance Company of Korea Ltd. changed the name to KB Life Insurance Co., Ltd.